Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies

	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
	Public Shares (basic and diluted)	Founders Shares (basic and diluted)
Basic and diluted net loss per common share
Numerator:
Allocation of net loss as adjusted	$(68,381)	$(70,057)
Denominator:
Basic weighted average shares outstanding	6,260,292	6,413,684
Basic and diluted net loss per common share	$(0.01)	$(0.01)

	For the Three Months Ended September 30, 2022		For the Nine Months Ended September 30, 2022		For the Period from July 14, 2021 (inception) through September 30, 2021
	Public Shares (basic and diluted)	Founders Shares (basic and diluted)	Public Shares (basic and diluted)	Founders Shares (basic and diluted)	Public Shares (basic and diluted)	Founders Shares (basic and diluted)
Basic and diluted net income per common share
Numerator:
Allocation of net income as adjusted	$682,304	$169,325	$333,433	$82,747	-	(549)
Denominator:
Basic weighted average shares outstanding	$28,771,000	$7,140,000	$28,771,000	$7,140,000	-	$6,240,000

Basic and diluted net loss per common share	$0.02	$0.02	$0.01	$0.01	-	$(0.00)

Southland Holdings Llc [Member]
Schedule of Cost to fulfill contracts, net

(Amounts in thousands)	December 31, 2021	December 31, 2020
Costs to insure	$12,770	$21,471
Mobilization costs	5,358	6,518
Costs to fulfill contracts, net	$18,128	$27,989

Schedule of Cash, cash equivalents, and restricted cash

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Cash and cash equivalents at beginning of period	$30,889	$79,862
Restricted cash at beginning of period	149,507	1,873
Cash, cash equivalents, and restricted cash at beginning of period	$180,396	$81,735

Cash and cash equivalents at end of period	$63,342	$30,889
Restricted cash at end of period	47,900	149,507
Cash, cash equivalents, and restricted cash at end of period	$111,242	$180,396

Schedule of estimated useful lives

Buildings	40 years
Leasehold improvements	Lesser of 15 years or lease term
Auto and trucks	3 – 7 years
Machinery and equipment	5 – 10 years
Office and safety equipment	3 – 7 years

Schedule of Investments

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Investments in unconsolidated entities (equity method)	$103,610	$96,373
Investments in limited liability companies	1,926	1,339
Investments, noncurrent	3,925	2,575
Investments	$109,461	$100,287